Earnings Per Share (EPS) (Tables)	12 Months Ended
Mar. 31, 2019
Earnings Per Share
Schedule of Earnings Per Share
	2019		2018		2017
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(in thousands, except number of shares and earnings per share)
(Loss)/earnings
Earnings attributable to the equity holders of the parent	$(423,867)	(423,867)	$(22,575)	(22,575)	$3,805	$3,805
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking	—	(197)	—	(475)	—	(673)
Adjusted earnings attributable to equity holders of the parent	$(423,867)	(424,064)	$(22,575)	(23,050)	$3,805	$3,132
Number of shares
Weighted average number of shares	70,706,579	70,706,579	62,151,155	62,151,155	59,410,292	59,410,292
Potential dilutive effect related to share based compensation scheme	—	1,463,640	—	1,331,211	—	1,532,839
Adjusted weighted average number of shares	70,706,579	72,170,219	62,151,155	63,482,366	59,410,292	60,943,131
(Loss)/earnings per share
(Loss)/earnings attributable to the equity holders of the parent per share (cents)	(599.5)	(599.5)	(36.3)	(36.3)	6.4	5.1